Prepaid Expenses and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Prepaid Expenses and Other Receivables [Abstract]
Schedule of prepaid expenses and other receivables
	As of	As of
	December 31,	December 31,
	2022	2021

Tax authorities	124	128
Insurances	527	1,700
Prepaid expenses	80	95
Advances to payables	345	180
Other	164	187
	1,240	2,290